CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($) $ in Thousands	Preferred stock	Common stock	Additional paid-in capital	Accumulated comprehensive (loss) income	Deficit	Total
Balance, beginning of period at Dec. 31, 2018	$ 0	$ 0	$ 555	$ 0	$ (210,596)	$ (210,041)
Balance, beginning of period (in shares) at Dec. 31, 2018	3,405	9,583,163
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Effect of exchange transaction					10,956	10,956
Effect of exchange transaction (in shares)		(603,874)
Issuance of warrants to purchase common stock			1,217			1,217
Settlement of litigation (in shares)	(444)	(10,540)
Issuance of common stock upon exercise of stock options and warrants			36			36
Issuance of common stock upon exercise of stock options and warrants (in shares)		423,933
Stock-based compensation			1,531			1,531
Foreign currency translation adjustment				54		54
Net loss					(59,414)	(59,414)
Balance, end of period at Dec. 31, 2019			3,339	54	(259,054)	(255,661)
Balance, end of period (in shares) at Dec. 31, 2019	2,961	9,392,682
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation			456			456
Foreign currency translation adjustment				451		451
Net loss					(17,471)	(17,471)
Balance, end of period at Mar. 31, 2020			3,816	505	(269,188)	(264,867)
Balance, end of period (in shares) at Mar. 31, 2020		8,997,741
Balance, beginning of period at Dec. 31, 2019			3,339	54	(259,054)	(255,661)
Balance, beginning of period (in shares) at Dec. 31, 2019	2,961	9,392,682
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Effect of exchange transaction					7,337	7,337
Effect of exchange transaction (in shares)		(466,711)
Cancellation of exchange transaction by shareholder (in shares)		1,034,135
Recognition of beneficial conversion feature related to convertible notes			1,629			1,629
Issuance of warrants to purchase common stock			168			168
Issuance of common stock upon exercise of stock options and warrants			383			$ 383
Issuance of common stock upon exercise of stock options and warrants (in shares)		1,268,265				996,991
Stock-based compensation			4,542			$ 4,542
Foreign currency translation adjustment				(246)		(246)
Net loss					(156,124)	(156,124)
Balance, end of period at Dec. 31, 2020			10,061	(192)	(407,841)	(397,972)
Balance, end of period (in shares) at Dec. 31, 2020	2,961	11,228,371
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Recognition of beneficial conversion feature related to convertible notes			1,126			$ 1,126
Issuance of common stock upon exercise of stock options and warrants (in shares)						6,465,857
Stock-based compensation			784			$ 784
Foreign currency translation adjustment				251		251
Net loss					(82,553)	(82,553)
Balance, end of period at Mar. 31, 2021			$ 14,726	$ 59	$ (490,394)	$ (475,609)
Balance, end of period (in shares) at Mar. 31, 2021		17,694,228